Basic and diluted net loss per share - Computation of diluted net loss per ordinary share (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Stock Option
Basic and diluted net loss per share
Ordinary shares equivalent excluded from computation of diluted net loss per ordinary share	2,998	505	505
Convertible notes
Basic and diluted net loss per share
Ordinary shares equivalent excluded from computation of diluted net loss per ordinary share		6,909	929